Schedule of accrued expenses and other payables (Details)		Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Payables and Accruals [Abstract]
Accrued payroll and welfare		$ 47,440	$ 64,154	$ 73,110
Accrued expenses	[1]			13,400
Accrued expenses	[1]
GST tax payable	[2]			25,101
Other payable	[3]	182,948	247,400	142,685
Total accrued liabilities, other payables and GST tax payable		$ 230,388	$ 311,554	$ 254,296

[1]	Accrued expenses mainly consist of accrual of professional service fees and cost incurred yet to bill.
[2]	Mainly refers to Goods and Services Tax (“GST”) payable. Sales revenue and purchase expense represent the invoiced value of goods, net of GST. The sales of the Company’s products and services are subject to a GST on the gross sales price. The Company is subject to GST at the prevailing rate in Singapore (currently 8%) and is exempted Sales and Service Tax from Malaysia. The GST will be offset by GST paid by the Company on purchase of renovation materials and other products, or services included in the cost of providing services and other expenses.
[3]	Other payable mainly consists of payable for other services and utilities expenses.